NOTE 4 – ADVANCES RECEIVABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Proceeds from Collection of Advance to Affiliate	$ 6,557
Advance G W [Member]
Short-term Debt, Percentage Bearing Fixed Interest Rate	3.00%		3.00%